Impairment losses	12 Months Ended
Mar. 31, 2022
Impairment losses
Impairment losses

4. Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.

Accounting policies

Goodwill

Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.

If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Management prepares formal five year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.

Property, plant and equipment, finite lived intangible assets and equity accounted investments

At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity- accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the income statement.

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the income statement.

Impairment losses

Following our annual impairment review, the impairment charges recognised in the consolidated income statement within operating profit are stated below. Further detail on the events and circumstances that led to the recognition of the impairment charges is included below.

		2022	2021	2020
Cash-generating unit	Reportable segment	€m	€m	€m
Spain	Spain	–	–	840
Ireland	Other Europe	–	–	630
Romania	Other Europe	–	–	110
Vodafone Automotive	Common Functions	–	–	105
		–	–	1,685

Goodwill

The remaining carrying value of goodwill at 31 March was as follows:

	2022	2021
	€m	€m
Germany	20,335	20,335
Vantage Towers Germany	2,565	2,565
Italy	2,481	2,481
Other	6,503	6,350
	31,884	31,731

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDAaL	Projected adjusted EBITDAaL has been based on past experience adjusted for the following:

– In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new products and services are introduced. Fixed revenue is expected to continue to grow as penetration is increased and more products and services are sold to customers;

– Outside of Europe, revenue is expected to continue to grow as the penetration of faster data-enabled devices rises along with higher data bundle attachment rates, and new products and services are introduced. The Other Markets segment is also expected to benefit from increased usage and penetration of M-Pesa in Africa; and

– Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to maintain our networks, provide products and services in line with customer expectations, including of higher data volumes and speeds, and to meet the population coverage requirements of certain of the Group’s licences. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. Outside of Europe, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

To enable the continued provision of products and services, the cash flow forecasts for licence and spectrum payments for each relevant cash-generating unit include amounts for expected renewals and newly available spectrum. Beyond the five year forecast period, a long-run cost of spectrum is assumed.

Long-term growth rate	For the purposes of the Group’s value in use calculations, a long‑term growth rate into perpetuity is applied immediately at the end of the five year forecast period and is based on the lower of:
– the nominal GDP growth rate forecasts for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDAaL as estimated by management.

Long-term compound annual growth rates determined by management may be lower than forecast nominal GDP growth rates due to the following market-specific factors: competitive intensity levels, maturity of business, regulatory environment or sector-specific inflation expectations.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s cash-generating units is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific cash-generating unit. In making this adjustment, inputs required are the equity market risk premium (that is the required return over and above a risk free rate by an investor who is investing in the market as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific cash-generating unit relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s cash-generating companies determined using an average of the betas of comparable listed telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the long-term average equity market risk premium and the market risk premiums typically used by valuations practitioners.

The risk adjusted discount rate is also based on typical leverage ratios of telecommunications companies in each cash-generating units’ respective market or region.

Year ended 31 March 2022

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash generating units is not recoverable.

As a large owner of infrastructure and consumer of energy, the Group has exposure to climate change related risks such as energy cost increases, asset damage and service disruption. The long range plans used in the Group’s impairment testing include forecast energy costs and other costs that are embedded in the planning process to deliver the Group’s zero carbon targets. The long range plans also include capital expenditure in relation to the Group’s use of durable and energy efficient infrastructure and the costs of the Group’s extensive and ongoing network maintenance programme. Furthermore, the Group will continue to develop strong reactive initiatives to manage the unpredictable impacts of future climate-related risks. Climate change, therefore, has not had a material impact on the outcome of the Group’s impairment testing and the Group will continue to refine its approach to modelling climate-related risks and opportunities in the value in use calculations.

As the war in Ukraine continues, it is challenging to predict the full extent and duration of its impact on the economy and the Group’s businesses. However, to assess a potential impact of this on the Group’s impairment testing, management prepared scenario analysis based on adjustments to the long range plans for high level estimates of market risks impacted by the war. This analysis did not indicate a risk of impairment at 31 March 2022. Management will update the cash flows and assumptions used in the Group’s impairment testing at future reporting dates with latest best estimates.

No impairments were recognised for the Group’s cash generating units during the year to 31 March 2022.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations, and separately presented cash generating units for which the carrying amount of goodwill is significant in comparison with the Group's total carrying amount of goodwill:

	Assumptions used in value in use calculation
			Vantage Towers
	Germany	Italy	Germany	Other
	%	%	%	%
Pre-tax risk adjusted discount rate	7.4	9.3	6.1	6.2-22.5
Long-term growth rate	0.5	1.5	1.5	1.0-8.9
Projected adjusted EBITDAaL[1]	(0.1)	(0.2)	11.0	(5.4)-13.0
Projected capital expenditure[2]	19.6-21.8	15.0-16.3	32.0-62.1	10.0-51.4

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, the UK and Spain exceed their carrying values by €7.3 billion, €0.4 billion, €1.3 billion and €0.1 billion respectively. However, if the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2022.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	UK	Spain
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.4	0.3	1.3	0.1
Long-term growth rate	(1.4)	(0.3)	(1.5)	(0.1)
Projected adjusted EBITDAaL[1]	(4.1)	(0.9)	(3.1)	(0.4)
Projected capital expenditure[2]	12.6	1.8	4.3	0.5

Notes:

1

Projected Adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. For the purposes of this disclosure Italy’s FY22 EBITDAaL excludes the TIM settlement.

2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

For the Group’s operations in Germany, Italy, the UK and Spain management has considered the following reasonably possible changes in pre-tax adjusted discount rate, adjusted EBITDAaL[1] and long-term growth rate assumptions, leaving all other assumptions unchanged. The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table overleaf.

Management has concluded that no reasonably possible or foreseeable change in projected capital expenditure[2] would cause the difference between the carrying value and recoverable amount for any cash-generating unit to be materially different to the base case disclosed overleaf.

	Recoverable amount less carrying value
	Germany	Italy	UK	Spain
	€bn	€bn	€bn	€bn
Base case as at 31 March 2022	7.3	0.4	1.3	0.1
Change in pre-tax risk adjusted discount rate
Decrease by 1pps	14.9	1.7	2.8	1.0
Increase by 1pps	1.7	(0.7)	0.3	(0.6)
Change in long-term growth rate
Decrease by 1pps	1.6	(0.6)	0.4	(0.5)
Increase by 1pps	15.6	1.7	2.8	0.9
Change in projected adjusted EBITDAaL[1]
Decrease by 5pps	(1.4)	(1.6)	(0.7)	(1.1)
Increase by 5pps	17.9	2.8	3.8	1.5

Note:

1

Projected Adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. For the purposes of this disclosure, EBITDAaL for Italy in the year ended 31 March 2022 excludes the TIM settlement.

Year ended 31 March 2021

The disclosures below for the year ended 31 March 2021 are as previously disclosed in the 31 March 2021 Annual Report.

Following the carve-out of Vodafone’s tower infrastructure to Vantage Towers A.G. (‘Vantage Towers’) during the year in Germany, Spain, Portugal, Ireland, Greece, Romania, Czech Republic and Hungary and the acquisitions by Vantage Towers of Vodafone UK’s 50% shareholding in Cornerstone Telecommunications Infrastructure Limited (‘CTIL’) and the remaining shareholding in the Vantage Towers Greece, management considers Vodafone’s operating companies and Vantage Tower’s operating companies in the affected geographical areas to represent two cash-generating units for the purpose of impairment testing as at 31 March 2021. Vodafone’s investment in Infrastrutture Wireless Italiane S.p.A. (‘INWIT’) was also transferred to Vantage Towers during the year.

Goodwill has been allocated on a relative values basis to the Vantage Towers cash-generating units, where applicable, as part of the tower business carve out from Vodafone’s operations. The cash-generating units described below relate to Vodafone’s mobile and fixed line trading businesses, unless otherwise indicated as being part of Vantage Towers.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	%	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.4	10.5	9.2	7.7	9.9	6.0
Long-term growth rate	0.5	0.5	0.5	0.5	1.0	1.5
Projected adjusted EBITDAaL[1]	1.2	2.1	4.9	0.5	0.9	8.4
Projected capital expenditure[2]	19.7-21.5	14.4-15.9	15.7-17.6	12.6-15.1	12.3-15.2	39.1-56.2

Notes:

1

Projected Adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. A pro-rata adjustment has been made to true-up 31 March 2021 Adjusted EBITDAaL to a full year where the towers business carve-out occurred during the year.

2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, Spain, Ireland, Romania and Vantage Towers Germany exceed their carrying values by €7.4 billion, €0.6 billion, €0.3 billion, €0.1 billion, €0.1 billion and €3.5 billion, respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2021.

	Change required for carrying value to equal recoverable amount
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	pps	pps	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.3	0.7	0.4	0.7	0.7	5.2
Long-term growth rate	(1.3)	(0.8)	(0.5)	(0.7)	(0.9)	(4.9)
Projected adjusted EBITDAaL[1]	(4.0)	(1.5)	(1.5)	(1.6)	(1.9)	(19.3)
Projected capital expenditure[2]	12.7	3.0	1.6	2.8	1.9	162.6

Management considered the following reasonably possible changes in key assumptions for projected adjusted EBITDAaL[1] and long-term growth rate, leaving all other assumptions unchanged. Consistent with the prior year, and due to the uncertainty of future COVID-19 impacts, management’s range of reasonably possible changes in projected adjusted EBITDAaL is plus or minus 5 percentage points (2020: +/- 5 percentage points). The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table below.

Management believes that no reasonably possible or foreseeable change in the pre-tax adjusted discount rate or projected capital expenditure[2] would cause the difference between the carrying value and recoverable amount for any cash-generating unit to be materially different from the base case disclosed below.

	Recoverable amount less carrying value
						Vantage Towers
	Germany	Italy	Spain	Ireland	Romania	Germany
	€bn	€bn	€bn	€bn	€bn	€bn
Base case as at 31 March 2021	7.4	0.6	0.3	0.1	0.1	3.5
Change in projected adjusted EBITDAaL[1]
Decrease by 5pps	(1.6)	(1.3)	(0.6)	(0.2)	(0.1)	2.4
Increase by 5pps	18.2	2.9	1.4	0.5	0.3	5.0
Change in long-term growth rate
Decrease by 1pps	1.5	(0.1)	(0.3)	–	–	2.2
Increase by 1pps	16.0	1.6	1.0	0.3	0.2	6.1

The carrying values for Vodafone UK, Portugal, Czech Republic, and Hungary include goodwill arising from acquisitions and/or the purchase of operating licences or spectrum rights. The recoverable amounts for these operating companies are also not materially greater than their carrying values and accordingly are disclosed below.

If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised in the year ended 31 March 2021.

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.8	0.9	1.2	0.3
Long-term growth rate	(0.8)	(1.0)	(1.3)	(0.4)
Projected adjusted EBITDAaL[1]	(1.7)	(2.2)	(3.0)	(0.7)
Projected capital expenditure[2]	2.5	3.7	7.5	1.5

Notes:

1	Projected adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing. A pro-rata adjustment has been made to true up 31 March 2021 adjusted EBITDAaL to a full year where the towers business carve-out occurred during the year.
2	Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2020

The disclosures below for the year ended 31 March 2020 are as previously disclosed in the 31 March 2020 Annual Report.

For the year ended 31 March 2020, the Group recorded impairment charges of €0.8 billion, €0.6 billion, €0.1 billion and €0.1 billion with respect to the Group’s investments in Spain, Ireland, Romania and Vodafone Automotive respectively. The impairment charges relate solely to goodwill and are recognised in the consolidated income statement within operating profit/(loss). The recoverable amounts for Spain, Ireland, Romania and Vodafone Automotive are €5.6 billion, €1.2 billion, €0.9 billion and €0.0 billion respectively, and based on value in use calculations.

The COVID-19 outbreak developed rapidly in early 2020. Many countries have required businesses to limit or suspend operations and implemented travel restrictions and quarantine measures. The measures taken to contain the virus have adversely affected economic activity and disrupted many businesses. As the outbreak continues to progress and evolve, it is extremely challenging to predict the full extent and duration of its impact on Vodafone’s businesses and the countries where Vodafone operates. Based on information available as at 31 March 2020, management made additional adjustments to the five year business plans used in the Group’s impairment testing in order to reflect the estimated impact. The impairment charges recognised and discussed immediately below, were based on expected cash flows after applying these adjustments.

Challenging trading and economic conditions in Spain materialised in the prior financial year and management recognised an impairment charge following a reduction in projected cash flows. During the year ended 31 March 2020 there was an observable repositioning towards low-cost brands and competitive intensity within the multi-branded market was expected to remain elevated in the medium term. These factors led to management projecting lower cash flows and recognising an impairment charge with respect to the Group’s investment in Spain.

The impairment charge recognised with respect to Ireland was attributable to increased competition and the aforementioned increased economic uncertainty. As a consequence, growth and ARPUs were expected to be lower. Management reflected these assumptions in expected cash flows.

The impairment charges recognised with respect to Romania and Vodafone Automotive reflect management’s latest assessment of likely trading and economic conditions in the five year business plan. Management’s view of the long-term potential in these markets remains unchanged.

The European Liberty Global assets acquired in July 2019 were subsumed within existing cash-generating units in Germany, Czech Republic, Hungary and Romania. The primary reason for acquiring the businesses was to create a converged national provider of digital infrastructure in Germany, together with creating converged communications operators in the Czech Republic, Hungary and Romania. Following the integration of the acquired businesses, management considered the cash flows within these cash-generating units to be largely interdependent and monitors performance on a country-level basis.

On 31 March 2020, the Group merged its passive tower infrastructure in Italy with INWIT. On the date of the merger, management monitored performance of its operations in Italy on a country-wide basis and considered Vodafone Italy, including its passive tower infrastructure, to be one cash-generating unit for the purpose of impairment testing as at 31 March 2020. No impairment in relation to Vodafone Italy would be necessary if impairment testing was performed on a post-merger basis at 31 March 2020.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
						Vodafone
	Germany	Italy	Spain	Ireland	Romania	Automotive
	%	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.5	10.3	9.2	7.6	10.2	9.1
Long-term growth rate	0.5	0.5	0.5	0.5	1.0	1.9
Projected adjusted EBITDAaL[1]	3.8	0.2	8.2	3.0	8.0	31.3
Projected capital expenditure[2]	20.1-20.7	12.5-13.4	16.2-18.1	10.7-15.2	13.7-18.5	14.1-23.4

Notes:

1	Projected Adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

The estimated recoverable amount of the Group’s operations in Germany and Italy exceed their carrying values by €6.6 billion and €1.8 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2020.

	Change required for carrying value to
	equal recoverable amount
	Germany	Italy
	pps	pps
Pre-tax risk adjusted discount rate	1.1	1.7
Long-term growth rate	(1.0)	(2.0)
Projected adjusted EBITDAaL[1]	(3.2)	(3.1)
Projected capital expenditure[2]	11.4	7.9

Management considered the following reasonably possible changes in the key adjusted EBITDAaL[1] and long-term growth rate assumptions, leaving all other assumptions unchanged. Due to increased uncertainty following the COVID-19 outbreak, management has widened the range of reasonably possible changes in the key adjusted EBITDAaL growth rate assumption to plus or minus 5 percentage points (2019: 2 percentage points). The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table below, with the exception of Vodafone Automotive, where no reasonably possible change in the key assumptions would materially change the impairment charge recognised.

Management believes that no reasonably possible or foreseeable change in the pre-tax adjusted discount rate or projected capital expenditure[2] would cause the difference between the carrying value and recoverable amount for any cash-generating unit to be materially different to the base case disclosed below.

	Recoverable amount less carrying value (prior to recognition of impairment charges)
	Germany	Italy	Spain	Ireland	Romania
	€bn	€bn	€bn	€bn	€bn
Base case as at 31 March 2020	6.6	1.8	(0.8)	(0.6)	(0.1)
Change in projected adjusted EBITDAaL[1]
Decrease by 5pps	(3.3)	(1.0)	(2.3)	(1.1)	(0.3)
Increase by 5pps	18.4	5.1	0.9	–	0.1
Change in long-term growth rate
Decrease by 1pps	0.2	0.8	(1.5)	(0.8)	(0.2)
Increase by 1pps	15.8	3.0	–	(0.4)	–

The carrying values for Vodafone UK, Portugal, Czech Republic and Hungary include goodwill arising from acquisitions and/or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies are not materially greater than their carrying value, each has a lower risk of giving rise to an impairment that would be material to the Group given their relative size or the composition of their carrying value.

If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised in the year ended 31 March 2020.

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.1	1.5	1.7	1.9
Long-term growth rate	(1.3)	(1.6)	(1.8)	(2.2)
Projected adjusted EBITDAaL[1]	(2.3)	(3.4)	(4.0)	(3.9)
Projected capital expenditure[2]	4.5	7.1	12.5	9.1

Notes:

1	Projected adjusted EBITDAaL is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

VodafoneZiggo

The recoverable amount for VodafoneZiggo is not materially greater than its carrying value. If adverse impacts of economic, competitive, regulatory or other factors were to cause significant deterioration in the operations of VodafoneZiggo and the entity’s expected future cash flows, this may lead to an impairment loss being recognised.